                                   ===AST===


May 2004

---------------------------------------------------
          ALLMERICA SECURITIES TRUST FACTS
                 At March 31, 2004

Market Value                                  $9.76
Net Asset Value                             $10.839
Total Net Assets (000's)                    $93,132
Shares Outstanding (000's)                    8,592
* Net Investment Income Per Share             $0.12
* Increase/Decrease in
  Per Share Value Resulting
  from Investment Operations                  $0.33
TOTAL RETURNS AT 3/31/04
Allmerica Securities Trust
    Three Months                               3.04%
    Twelve Months                              7.76%
Lehman Brothers U.S. Credit Index
    Three Months                               3.27%
    Twelve Months                              8.61%

* For three months ended March 31, 2004
---------------------------------------------------

Allmerica Securities Trust returned 3.04% for the first quarter of 2004, underperforming its benchmark, the Lehman Brothers U.S. Credit Index*, which returned 3.27%.

Bond market returns were surprisingly strong during the quarter, owing primarily to the sizable decline in interest rates that occurred following two weak job reports. The yield on the two-year Treasury note fell by 25 basis points, while the decline was even greater on five to ten-year notes. Monthly job data came in decidedly weak in January and February, leading many to speculate that the Federal Reserve Board would keep interest rates unchanged throughout 2004. However, the job report for March showed strong payroll growth across a wide range of industries. This new data has since caused the bond market to reverse course, meaning yields are back up and prices are down. But, one strong job report may not be enough to spur the Federal Reserve Board into action. The Investment Manager believes that the Federal Reserve Board remains concerned about the substantial slack in the labor and production markets and will not move rates higher until there is sustained job growth of at least 200,000 positions per month. As a result, the Investment Manager thinks that the financial markets will continue to place a great deal of attention on the monthly job data and volatility will be high in the days surrounding these releases. The Investment Manager believes that a trading range of 3.75% to 4.25% on ten-year Treasury securities will hold for much of this year.

During the quarter, the Portfolio was negatively impacted by the drop in interest rates, as the Portfolio duration was about 96% of the benchmark duration. The corporate sector, which comprises about 91.5% of the Portfolio, struggled this quarter, posting just 9 basis points of excess return. Terrorism fears, valuation issues and the weak equity market weighed heavily on the corporate sector during the first quarter. However, based on the strong technical and fundamental indicators supporting it, the Investment Manager continues to favor the sector and intends to continue to clip coupon income from the Portfolio's holdings. The Portfolio has been built from a bottom-up perspective and has become more concentrated as our research analysts identified companies with improving fundamentals. The Portfolio has an overweight position in energy, including companies such as Valero Energy Corporation. The Investment Manager believes that

------------------------------------------
       U.S. Treasury Yield Curves

                       Bond Equivalent
Maturity               Yield Percentage
                     09/30/03     03/31/04
3 Mo.                  0.938        0.938
6 Mo.                  1.001        0.988
2 Yr.                  1.458        1.572
5 Yr.                  2.826        2.778
10 Yr.                 3.938        3.835
30 Yr.                 4.882        4.772
-------------------------------------------

                                                         Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is prepared by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS, MARCH 31, 2004 (UNAUDITED)

                                                   MOODY'S
PAR VALUE                                          RATINGS             VALUE
---------                                          -------             -----

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (h) - 0.3%

              FREDDIE MAC - 0.3%
$    135,723  5.00%, 05/15/21                        NR            $    139,973
     178,154  6.00%, 10/15/07                        NR                 186,125
                                                                   ------------
                                                                        326,098
                                                                   ------------
              TOTAL U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED OBLIGATIONS                               326,098
                                                                   ------------
              (Cost $326,469)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS  - 1.6%

              FANNIE MAE - 0.3%
     275,000  3.70%, 11/01/07                        Aaa                282,843
                                                                   ------------
              FEDERAL HOME LOAN BANK - 0.4%
     400,000  2.25%, 05/15/06                        Aaa                403,742
                                                                   ------------
              U.S. TREASURY BOND - 0.9%
     225,000  6.00%, 02/15/26 (a)                    NR                 260,859
     450,000  6.25%, 05/15/30                        NR                 543,287
                                                                   ------------
                                                                        804,146
                                                                   ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS                                      1,490,731
                                                                   ------------
                  (Cost $1,455,526)

CORPORATE NOTES AND BONDS  - 75.6%

              AEROSPACE & DEFENSE - 1.1%
     450,000  Northrop Grumman Corp.
              7.13%, 02/15/11                        Baa3               531,905
     450,000  Raytheon Co.
              5.38%, 04/01/13                        Baa3               471,051
                                                                   ------------
                                                                      1,002,956
                                                                   ------------
              AUTO MANUFACTURERS - 1.7%
     460,000  DaimlerChrysler North America Holding Corp.
              6.90%, 09/01/04                        A3                 469,250
     500,000  DaimlerChrysler North America Holding Corp.
              8.50%, 01/18/31                        A3                 614,897
     500,000  General Motors Corp. (a)
              7.20%, 01/15/11                        Baa1               547,968
                                                                   ------------
                                                                      1,632,115
                                                                   ------------
              AUTO PARTS & EQUIPMENT - 0.6%
     460,000  Lear Corp.
              8.11%, 05/15/09                        Ba1                543,950
                                                                   ------------
              BANKS - 8.9%
     880,000  Bank of America Corp.
              4.88%, 09/15/12                        Aa2                913,800
     450,000  Bank of New York Co., Inc.
              3.75%, 02/15/08                        Aa3                464,917
   1,000,000  Bank of New York Co., Inc.
              6.38%, 04/01/12                        A1               1,135,410
     450,000  BB&T Corp. (b)
              6.38%, 06/30/05                        A2                 475,742
     655,000  Fifth Third Bank
              4.50%, 06/01/18                        Aa3                633,048
     500,000  Firstar Corp.
              7.13%, 12/01/09                        Aa3                590,412
     420,000  National City Bank of Indiana
              4.88%, 07/20/07                        Aa3                451,531
     250,000  Northern Trust Co.
              6.65%, 11/09/04                        Aa3                257,967
     450,000  Regions Bank
              2.90%, 12/15/06                        Aa3                458,251
     200,000  Suntrust Banks, Inc.
              6.38%, 04/01/11                        Aa3                228,185
     125,000  Suntrust Banks, Inc.
              7.75%, 05/01/10                        A1                 153,727
     500,000  U.S. Bancorp, MTN
              5.10%, 07/15/07                        Aa3                541,700
     455,000  US Bank National Cincinnati
              6.50%, 02/01/08                        Aa3                514,703
     475,000  Wachovia Bank N.A.
              4.85%, 07/30/07                        Aa2                510,081
     450,000  Wachovia Corp.
              4.95%, 11/01/06                        Aa3                481,316
     450,000  Wells Fargo & Co.
              5.13%, 09/01/12                        Aa2                474,604
                                                                   ------------
                                                                      8,285,394
                                                                   ------------
              BEVERAGES - 1.5%
     450,000  Anheuser-Busch Cos., Inc.
              4.63%, 02/01/15                        A1                 454,751
     500,000  Bottling Group LLC
              4.63%, 11/15/12                        Aa3                511,933
     450,000  Diageo Capital, Plc
              3.50%, 11/19/07                        A2                 462,639
                                                                   ------------
                                                                      1,429,323
                                                                   ------------
              CHEMICALS - 0.9%
     200,000  Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                        Aa3                229,073
     500,000  Praxair, Inc.
              6.63%, 10/15/07                        A3                 566,222
                                                                   ------------
                                                                        795,295
                                                                   ------------
              COSMETICS & PERSONAL CARE - 2.3%
     500,000  Kimberly-Clark Corp.
              7.10%, 08/01/07                        Aa2                575,961
     300,000  Procter & Gamble Co.
              4.75%, 06/15/07                        Aa3                321,595
   1,000,000  Procter & Gamble Co.
              8.50%, 08/10/09                        Aa3              1,253,338
                                                                   ------------
                                                                      2,150,894
                                                                   ------------
              DIVERSIFIED FINANCIAL SERVICES - 14.1%
     500,000  American Express Co.
              3.75%, 11/20/07                        A1                 520,928
     580,000  Bear Stearns Cos., Inc.
              4.00%, 01/31/08                        A1                 601,659
     725,000  Capital One Bank
              4.88%, 05/15/08                        Baa2               763,982
     940,000  Capital One Bank
              5.75%, 09/15/10                        Baa2             1,017,492
     500,000  Citifinancial
              6.75%, 07/01/07                        Aa1                564,114
     460,000  Ford Motor Credit Co.
              6.50%, 01/25/07                        A3                 491,374
     400,000  Ford Motor Credit Co.
              6.88%, 02/01/06                        A3                 425,451
     825,000  Ford Motor Credit Co.
              7.25%, 10/25/11                        A3                 893,523
      10,000  Ford Motor Credit Co.
              7.38%, 10/28/09                        A3                  10,976
     500,000  General Electric Capital Corp.
              8.75%, 05/21/07                        Aaa                596,420
     500,000  General Electric Capital Corp., MTN
              4.25%, 01/15/08                        Aaa                525,294
     380,000  General Motors Acceptance Corp., MTN (b)
              2.37%, 10/20/05                        A3                 382,747
     450,000  Goldman Sachs Group, Inc.
              5.70%, 09/01/12                        Aa3                486,992
     500,000  Household Finance Corp.
              8.00%, 07/15/10                        A1                 612,516
     450,000  International Lease Finance Corp.
              4.35%, 09/15/08                        A1                 468,968
     425,000  J. Paul Getty Trust
              5.88%, 10/01/33                        Aaa                455,007
     333,153  Jones (Edward D.) & Co., LP (c) (d)
              7.95%, 04/15/06                        NR                 354,154
     500,000  Lehman Brothers Holdings, Inc.
              4.00%, 01/22/08                        A1                 518,955
     350,000  MBNA Corp., MTN
              6.25%, 01/17/07                        Baa2               383,348
      85,000  MBNA Corp., MTN
              7.50%, 03/15/12                        Baa2               101,769
     500,000  Mellon Funding Corp. (a)
              5.00%, 12/01/14                        A2                 517,662
     630,000  Morgan Stanley
              4.75%, 04/01/14                        A1                 619,669
     495,000  Morgan Stanley
              6.60%, 04/01/12                        Aa3                569,114
     550,000  Pitney Bowes Credit Corp.
              8.55%, 09/15/09                        Aa3                677,440
     500,000  Toyota Motor Credit Corp.
              5.50%, 12/15/08                        Aaa                554,989
                                                                   ------------
                                                                     13,114,543
                                                                   ------------
              ELECTRIC - 6.2%
     550,000  AmerenEnergy Generating
              7.75%, 11/01/05                        A3                 599,324
     500,000  Baltimore Gas & Electric Co.
              5.20%, 06/15/33                        A2                 465,800
     505,000  Centerpoint Energy, Inc.
              5.88%, 06/01/08                        Ba2                524,599
     425,000  Detroit Edison Co.
              6.13%, 10/01/10                        A3                 476,552
     580,000  Dominion Resources, Inc.
              5.25%, 08/01/33                        Baa1               590,419

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS, MARCH 31, 2004 (UNAUDITED) CONTINUED

                                                   MOODY'S
PAR VALUE                                          RATINGS             VALUE
---------                                          -------             -----

$    563,466  East Coast Power LLC
              7.07%, 03/31/12                        Baa3          $    569,901
     250,000  Entergy Gulf States, Inc.
              3.60%, 06/01/08                        Baa3               249,420
     450,000  FirstEnergy Corp.
              6.45%, 11/15/11                        Baa3               492,674
     225,000  Florida Power & Light
              6.88%, 12/01/05                        Aa3                243,682
     600,000  Gulf States Utilities (e)
              8.25%, 04/01/04                        BBB-               600,000
     450,000  Pacific Gas & Electric Co.
              6.05%, 03/01/34                        Baa2               455,150
     450,000  TXU Energy Co.
              7.00%, 03/15/13                        Baa2               515,687
                                                                   ------------
                                                                      5,783,208
                                                                   ------------
              ENVIRONMENTAL CONTROL - 1.6%
     450,000  Allied Waste North America (f)
              6.50%, 11/15/10                        Ba3                459,563
     500,000  Allied Waste North America
              8.50%, 12/01/08                        Ba3                560,000
     490,000  Waste Management, Inc.
              7.00%, 10/01/04                        Baa3               501,831
                                                                   ------------
                                                                      1,521,394
                                                                   ------------
              FOOD - 4.0%
     525,000  Conagra Foods, Inc.
              7.50%, 09/15/05                        Baa1               566,522
     675,000  Delhaize America, Inc.
              8.13%, 04/15/11                        Ba1                776,250
     460,000  General Mills, Inc.
              6.00%, 02/15/12                        Baa2               508,004
     470,000  Kroger Co.
              5.50%, 02/01/13                        Baa3               494,438
     450,000  Safeway, Inc.
              6.50%, 03/01/11                        Baa2               502,357
     830,000  Unilever Capital Corp.
              5.90%, 11/15/32                        A1                 864,399
                                                                   ------------
                                                                      3,711,970
                                                                   ------------
              FOREST PRODUCTS & PAPER - 2.9%
     500,000  International Paper Co.
              5.30%, 04/01/15                        Baa2               506,230
     350,000  International Paper Co.
              7.50%, 05/15/04                        Baa2               352,174
     750,000  Rock-Tenn Co.
              5.63%, 03/15/13                        Baa3               778,519
     450,000  Weyerhaeuser Co.
              5.25%, 12/15/09                        Baa2               484,944
     500,000  Weyerhaeuser Co.
              6.75%, 03/15/12                        Baa2               564,825
                                                                   ------------
                                                                      2,686,692
                                                                   ------------
              HEALTH CARE-PRODUCTS - 0.1%
     120,000  Johnson & Johnson
              6.73%, 11/15/23                        Aaa                142,068
                                                                   ------------
              HEALTH CARE-SERVICES - 1.2%
     550,000  HCA, Inc.
              6.75%, 07/15/13                        Ba1                591,925
     450,000  UnitedHealth Group, Inc.
              7.50%, 11/15/05                        A3                 490,006
                                                                   ------------
                                                                      1,081,931
                                                                   ------------
              HOME BUILDERS - 2.1%
     920,000  D.R. Horton, Inc.
              5.00%, 01/15/09                        Ba1                952,200
     385,000  Pulte Homes, Inc.
              5.25%, 01/15/14                        Baa3               388,243
     500,000  Pulte Homes, Inc.
              8.13%, 03/01/11                        Baa3               603,818
                                                                   ------------
                                                                      1,944,261
                                                                   ------------
              INSURANCE - 0.5%
     450,000  Marsh & McLennan Cos., Inc.
              4.85%, 02/15/13                        A2                 459,401
                                                                   ------------
              LODGING - 1.0%
     500,000  Harrah's Operating Co., Inc.
              7.13%, 06/01/07                        Baa3               560,500
     350,000  Park Place Entertainment Corp.
              8.13%, 05/15/11                        Ba2                399,875
                                                                   ------------
                                                                        960,375
                                                                   ------------
              MEDIA - 4.9%
     270,000  Belo Corp.
              8.00%, 11/01/08                        Baa3               318,788
     450,000  Continental Cablevision, Inc.
              8.30%, 05/15/06                        Baa3               501,512
     505,000  Cox Communications, Inc.
              7.13%, 10/01/12                        Baa2               584,166
     225,000  Cox Enterprises, Inc. (f)
              4.38%, 05/01/08                        Baa1               232,148
     700,000  Echostar DBS Corp. (f)
              5.75%, 10/01/08                        Ba3                722,750
     500,000  News America Holdings, Inc.
              7.38%, 10/17/08                        Baa3               578,141
     300,000  Time Warner Cos., Inc.
              7.57%, 02/01/24                        Baa1               345,474
     450,000  Time Warner Entertainment Co.
              7.25%, 09/01/08                        Baa1               518,898
     180,000  Viacom, Inc.
              5.50%, 05/15/33                        A3                 174,902
     450,000  Viacom, Inc.
              7.88%, 07/30/30                        A3                 572,134
                                                                   ------------
                                                                      4,548,913
                                                                   ------------
              OFFICE & BUSINESS EQUIPMENT - 0.8%
     750,000  Pitney Bowes, Inc.
              4.75%, 05/15/18                        Aa3                749,964
                                                                   ------------
              OIL & GAS - 6.8%
     375,000  Burlington Resources, Inc.
              7.40%, 12/01/31                        Baa1               456,526
     580,000  Conoco Funding Co.
              5.45%, 10/15/06                        A3                 626,599
     500,000  Conoco Funding Co.
              7.25%, 10/15/31                        A3                 607,812
     230,000  Enterprise Products
              7.50%, 02/01/11                        Baa2               267,828
     350,000  Enterprise Products
              8.25%, 03/15/05                        Baa2               369,426
     300,000  Marathon Oil Corp.
              6.13%, 03/15/12                        Baa1               333,240
     500,000  Occidental Petroleum Corp.
              6.50%, 04/01/05                        Baa1               524,388
     625,000  Phillips Petroleum
              8.50%, 05/25/05                        A3                 674,148
     690,000  Pioneer Natural Resource Co.
              7.50%, 04/15/12                        Baa3               820,997
     600,000  Texaco Capital, Inc.
              8.25%, 10/01/06                        Aa3                694,241
     435,000  Valero Energy Corp.
              6.13%, 04/15/07                        Baa3               478,253
     400,000  XTO Energy, Inc.
              7.50%, 04/15/12                        Baa3               475,644
                                                                   ------------
                                                                      6,329,102
                                                                   ------------
              PACKAGING & CONTAINERS - 1.5%
     750,000  Illinois Tool Works, Inc.
              6.88%, 11/15/08                        Aa3                868,303
     470,000  Sealed Air Corp. (f)
              5.63%, 07/15/13                        Baa3               492,621
                                                                   ------------
                                                                      1,360,924
                                                                   ------------
              PHARMACEUTICALS - 3.1%
     700,000  Bergen Brunswig Corp. (e)
              7.25%, 06/01/05                        BB                 742,000
     750,000  Lilly (Eli) & Co.
              7.13%, 06/01/25                        Aa3                913,529
     710,000  Medco Health Solutions, Inc. (a)
              7.25%, 08/15/13                        Ba1                800,452
     330,000  Zeneca Wilmington
              7.00%, 11/15/23                        Aa2                395,159
                                                                   ------------
                                                                      2,851,140
                                                                   ------------
              PIPELINES - 0.6%
     500,000  Duke Energy Field Services Corp.
              7.50%, 08/16/05                        Baa2               537,738
                                                                   ------------
              RETAIL - 2.8%
     500,000  J.C. Penney Co., Inc.
              7.38%, 08/15/08                        Ba3                563,125
     500,000  Kohls Corp.
              6.00%, 01/15/33                        A3                 516,716
     890,000  Target Corp.
              6.35%, 11/01/32                        A2                 973,743
     450,000  Wal-Mart Stores, Inc.
              7.55%, 02/15/30                        Aa2                570,548
                                                                   ------------
                                                                      2,624,132
                                                                   ------------

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS, MARCH 31, 2004 (UNAUDITED) CONTINUED

                                                   MOODY'S
PAR VALUE                                          RATINGS             VALUE
---------                                          -------             -----

              SAVINGS & LOANS - 1.0%
$    455,000  Washington Mutual Bank FA
              5.50%, 01/15/13                        A3            $    484,604
     450,000  Washington Mutual, Inc.
              4.38%, 01/15/08                        A3                 470,418
                                                                   ------------
                                                                        955,022
                                                                   ------------
              TELECOMMUNICATIONS - 2.2%
     500,000  BellSouth Corp.
              6.88%, 10/15/31                        A1                 564,681
     680,000  Sprint Capital Corp.
              6.13%, 11/15/08                        Baa3               749,558
     120,000  Sprint Capital Corp.
              6.88%, 11/15/28                        Baa3               124,619
     120,000  Sprint Capital Corp.
              7.90%, 03/15/05                        Baa3               126,858
     450,000  Verizon Florida, Inc.
              6.13%, 01/15/13                        A1                 490,614
                                                                   ------------
                                                                      2,056,330
                                                                   ------------
              TRANSPORTATION - 1.2%
     450,000  Consolidated Rail Corp.
              9.75%, 06/15/20                        Baa2               636,353
     255,000  Union Pacific Corp.
              5.38%, 06/01/33                        Baa2               242,570
     250,000  Union Pacific Corp.
              6.63%, 02/01/08                        Baa2               281,942
                                                                   ------------
                                                                      1,160,865
                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                        70,419,900
                                                                   ------------
              (Cost $66,750,172)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) - 6.2%

   1,000,000  American Airlines, Inc., Pass-Through
              Trust, Series 1991 - C2
              9.73%, 09/29/14                        Caa2               792,610
     570,000  Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2002-PBW1, Class A2
              4.72%, 11/11/35                        Aaa                591,031
     250,000  Bear Stearns Mortgage Securities, Inc.,
              Series 1999-WF2, Class A2, CMO
              7.08%, 06/15/09                        Aaa                291,434
     300,000  Citibank Credit Card Issuance Trust, Series 2000-Cl, CMO
              6.88%, 11/16/09                        Aaa                342,780
     500,000  General Electric Capital Commercial Mortgage Corp.,
              Series 2002-1A, Class A3
              6.27%, 12/10/35                        Aaa                568,888
     500,000  GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D
              6.94%, 07/13/30                        Aaa                561,340
     250,000  MBNA Master Credit Card Trust, Series 1995-C, Class A
              6.45%, 02/15/08                        Aaa                264,860
     250,000  Morgan Stanley Dean Witter Capital I, Series 2002-TOP7,
              Class B, CMO
              6.08%, 01/15/39                        Aa2                280,869
     750,000  Morgan Stanley Dean Witter Capital I, Series 2003-T0P9,
              Class A2, CMO (e)
              4.74%, 11/13/36                        AAA                776,205
     139,767  Toyota Auto Receivables Owner Trust, Series 2002-B, Class A3
              3.76%, 06/15/06                        Aaa                141,228
   1,000,000  Union Acceptance Corp., Series 2000-B, Class B
              7.73%, 01/08/08                        Aaa              1,028,717
      94,966  USAA Auto Owner Trust, Series 2000-1, Class A4
              6.98%, 06/15/05                        Aaa                 95,464
                                                                   ------------
              TOTAL ASSET-BACKED AND
              MORTGAGE-BACKED SECURITIES                              5,735,426
                                                                   ------------
              (Cost $5,849,292)

FOREIGN GOVERNMENT OBLIGATIONS (i) - 2.9%

     450,000  Province of British Columbia
              5.38%, 10/29/08                        Aa2                495,264
     550,000  Province of Manitoba
              4.25%, 11/20/06                        Aa2                579,401
     500,000  Province of Ontario
              2.63%, 12/15/05                        Aa2                507,585
     500,000  Province of Quebec
              6.13%, 01/22/11                        A1                 572,540
     450,000  Province of Quebec
              7.00%, 01/30/07                        A1                 507,478
                                                                   ------------
              Total Foreign Government Obligations                    2,662,268
                                                                   ------------
              (Cost $2,471,618)

FOREIGN BONDS (i) - 10.4%

     500,000  Alberta Energy Co., Ltd.
              7.38%, 11/01/31                        Baa1               612,714
     700,000  British Sky Broadcasting Group, Plc
              7.30%, 10/15/06                        Baa3               780,891
     450,000  British Telecom, Plc (g)
              8.38%, 12/15/10                        Baa1               556,089
     500,000  Calpine Canada Energy Finance
              8.50%, 05/01/08                        Caa1               370,000
     355,000  Canadian Pacific, Ltd.
              9.45%, 08/01/21                        Baa2               498,946
     450,000  Canadian Pacific Railroad
              5.75%, 03/15/33                        Baa2               456,552
     100,000  KFW International Finance, Inc.
              4.25%, 04/18/05                        Aaa                102,971
     450,000  Norske Skog Canada, Ltd. (f)
              7.38%, 03/01/14                        Ba3                463,500
     790,000  Royal Bank of Scotland Group, Plc
              4.70%, 07/03/18                        Aa3                762,838
     450,000  Sappi Papier Holding AG (f)
              6.75%, 06/15/12                        Baa2               507,565
   1,000,000  St. George Bank, Ltd., Yankee Debenture (f)
              7.15%, 10/15/05                        A3               1,078,797
     435,000  Stora Enso Oyj
              7.38%, 05/15/11                        Baa1               515,623
     500,000  Telus Corp.
              7.50%, 06/01/07                        Baa3               568,738
     460,000  Tembec Industries, Inc.
              8.50%, 02/01/11                        Ba3                460,000
     435,000  Tyco International Group S.A. (f)
              6.00%, 11/15/13                        Ba2                458,676
     490,000  Tyco International Group S.A.
              6.38%, 10/15/11                        Ba2                535,951
     450,000  Vodafone Group, Plc
              5.38%, 01/30/15                        A2                 471,258
     500,000  Vodafone Group, Plc
              6.25%, 11/30/32                        A2                 533,616
                                                                   ------------
              TOTAL FOREIGN BONDS                                     9,734,725
                                                                   ------------
              (Cost $9,281,886)

MUNICIPAL OBLIGATIONS  - 0.8%

     750,000  Illinois State General Obligation
              3.85%, 06/01/13                        Aa3                725,753
                                                                   ------------
              TOTAL MUNICIPAL OBLIGATIONS                               725,753
                                                                   ------------
              (Cost $748,614)

   SHARES
   ------
INVESTMENT COMPANY - 0.7%

     641,480  Marshall Money Market Fund             NR                 641,480
                                                                   ------------
              TOTAL INVESTMENT COMPANY                                  641,480
                                                                   ------------
              (Cost $641,480)

TOTAL INVESTMENTS - 98.5%                                            91,736,381
                                                                   ------------
(Cost $87,525,057)
NET OTHER ASSETS AND LIABILITIES - 1.5%                               1,395,329
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 93,131,710
                                                                   ============

(a) All or a portion of this security is out on loan at March 31, 2004; the value of the securities loaned amounted to $1,724,398. The value of collateral amounted to $1,774,220 which consisted of cash equivalents.
(b) Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security is valued by management.
(d) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 2004, these securities amounted to $354,154 or 0.4% of net assets.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At March 31, 2004, these securities amounted to $4,415,620 or 4.7% of net assets.
(g) Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(h) Pass Through Certificates.
(i) U.S. currency denominated.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note
NR  Not Rated

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                          MARCH 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
  Investments:
    Investments at cost .........................................  $ 87,525,057
    Net unrealized appreciation .................................     4,211,324
                                                                   ------------
      Total investments at value + ..............................    91,736,381
    Cash ........................................................        11,370
    Short-term investments held as collateral for securities
      loaned ....................................................     1,774,220
    Interest receivable .........................................     1,502,651
                                                                   ------------
      Total Assets ..............................................    95,024,622
                                                                   ------------
LIABILITIES:
  Collateral for securities loaned ..............................     1,774,220
  Management fee payable ........................................        39,277
  Trustees' fees and expenses payable ...........................         5,173
  Accrued expenses and other payables ...........................        74,242
                                                                   ------------
      Total Liabilities .........................................     1,892,912
                                                                   ------------
NET ASSETS ......................................................  $ 93,131,710
                                                                   ============
NET ASSETS CONSIST OF:
  Par Value .....................................................  $  8,592,306
  Paid-in capital ...............................................    88,089,385
  Distribution in excess of net investment income ...............      (734,601)
  Accumulated net realized loss .................................    (7,026,704)
  Net unrealized appreciation ...................................     4,211,324
                                                                   ------------
TOTAL NET ASSETS ................................................  $ 93,131,710
                                                                   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000 AUTHORIZED
  SHARES WITH PAR VALUE OF $1.00) ...............................     8,592,306

NET ASSET VALUE
  Per share .....................................................  $     10.839
                                                                   ============

MARKET VALUE (closing price on New York Stock Exchange)
  Per share .....................................................  $       9.76
                                                                   ============
    + Total value of securities on loan .........................  $  1,724,398
                                                                   ============

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
             FOR THE THREE MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest ......................................................  $  1,232,688
  Securities lending income .....................................         1,093
                                                                   ------------
    Total investment income .....................................     1,233,781
                                                                   ------------
EXPENSES
  Management fees ...............................................       103,269
  Custodian and Fund accounting fees ............................        15,417
  Transfer agent fees ...........................................        11,102
  Legal fees ....................................................         1,439
  Audit fees ....................................................         7,918
  Trustees' fees and expenses ...................................         5,268
  Reports to shareholders .......................................        27,314
  New York Stock Exchange fees ..................................         5,905
  Miscellaneous .................................................         1,489
                                                                   ------------
    Total expenses ..............................................       179,121
                                                                   ------------
NET INVESTMENT INCOME ...........................................     1,054,660
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments sold .........................        86,493
  Net change in unrealized appreciation of investments ..........     1,692,293
                                                                   ------------
NET GAIN ON INVESTMENTS .........................................     1,778,786
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $  2,833,446
                                                                   ============

Continued from front page

holdings such as Weyerhauser Company and Sealed Air
Corporation should enjoy improved pricing for many of their products. As a continued play on an improving economy and cheap relative value for their respective ratings, the Investment Manager continues to hold auto company securities, including Ford, General Motors and DaimlerChrysler.

                         ------------------------------
                            Maturity Diversification

                          YEARS
                          -----
                         Under 3                    19%
                         3-5                        23%
                         6-10                       33%
                         11-20                       8%
                         21-Over                    17%
                         ------------------------------

The Investment Manager has an upbeat outlook for the economy. The job situation appears to be improving, business inventories are low, housing is strong and exports are up. Most economists are projecting GDP growth in the 4-5% range for the full year, and evidence thus far suggests that type of growth may be attainable. Many companies are finally considering adding employees and expanding capital outlays, as their confidence in the recovery improves. Meanwhile, inflation remains relatively tame, as labor productivity continues to be strong and global competition remains intense.

* The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt.

-------------------------------------------------------------------------------
                            MOODY'S QUALITY RATINGS*
                     Percentage of Trust's Total Investments

                     Aaa                                 9%
                     Aa                                 21%
                     A                                  25%
                     Baa                                31%
                     Ba                                 11%
                     Caa                                 1%
                     Not Rated                           2%

       * Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's.

-------------------------------------------------------------------------------
                            SECURITY DIVERSIFICATION
                     Percentage of Trust's Total Investments

     Corporate Notes and Bonds                                      77%
     U.S. Government and Agency Obligations                          2%
     Asset-Backed and Mortgage-Backed Securities                     6%
     Foreign Bonds                                                  10%
     Foreign Government Obligations                                  3%
     Investment Company                                              1%
     Municipal Obligations                                           1%

 (U.S. Government Agency Mortgage-Backed Obligations amounted to less than 0.5%
                      of the Trust's total investments.)
--------------------------------------------------------------------------------



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

Shareholder inquiries regarding account information may be directed to:  The Bank of New York
                                                                         Shareholder Relations Department - 11E
                                                                         PO Box 11258
                                                                         Church Street Station
                                                                         New York, New York 10286
                                                                         1-800-432-8224


                                                              [logo]
                                                             ALLMERICA
                                                            FINANCIAL(R)

                                                 THE ALLMERICA FINANCIAL COMPANIES
                                                 ---------------------------------

                  The Hanover Insurance Company o Citizens Insurance Company of America o Citizens Management Inc.
            Allmerica Financial Alliance Insurance Company o Allmerica Financial Benefit Insurance Company o AMGRO, Inc.
    Financial Profiles, Inc. o VeraVest Investments, Inc. o VeraVest Investment Advisors, Inc. o Opus Investment Management, Inc.
  First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company (all states except NY)

                                         440 Lincoln Street, Worcester, Massachusetts 01653

12719 (4/04)                                                                                                                04-0059
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